Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of transactions with related parties
	Six months ended		Year ended
	June 30		December 31
	2021	2020	2020
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to related parties employed by the Company*	512	329	629
Compensation to directors **	412	678	1,115
Consultant services***	616	91	208
Interest and discounting of loans from Jeff’s Brands related parties ****	145	-	-
Revenues – deduct of commission of Eventer from related parties	(20)	-	-
G&A expenses of Eventer with related parties	9	-	-

*	Includes granted options benefit aggregated to USD 149 thousands, USD 142 thousands and USD 189 thousand for the six months ended June 30, 2021, six months ended June 30, 2020 and year ended December 31, 2020, respectively.

**	Includes granted options benefit aggregated to USD 173 thousands, USD 517 thousands and USD 734 thousand for the six months ended June 30, 2021, six months ended June 30, 2020 and year ended December 31, 2020, respectively.

***	Includes granted options benefit aggregated to USD 259 thousands, and USD 33 thousand for the six months ended June 30, 2021 and year ended December 31, 2020, respectively.

****	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.

Schedule of transactions with related parties
	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands

Related party prepaid expense - media Space from Keshet (a related party of eventer) see note 4. B.	1,225	-
Other receivables (a related party of eventer and Jeff Brands)	51
	1,276	-

	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands

Compensation to key management personnel	180	139
Related party liability relating to license to use software from Screenz cross media Ltd (a related party of Eventer)- see note 4. B	1,346	-
Current Liabilities of Jeff’s Brands to related parties	330	-
Other Accrued expenses to related parties of Eventer	33
	1,889	139

Schedule of loans
	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands

Current Liabilities of Long Term Loans of Jeff’s Brands from related parties (*)	101	-
Long Term Loans of Jeff’s Brands from related parties (*)	733	-

*	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.